SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - Goodvision Inc [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 13,450,654	$ 2,088,748	$ 24,004,468	$ 4,820,747	$ 7,743,669	$ 3,640,547
Managed Cloud Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,038,956	2,088,748	11,221,347	4,820,747
AI Inference Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 10,411,698		$ 12,783,120